FINANCIAL RISK MANAGEMENT - Sensitivity analysis (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase in short term interest rate
FINANCIAL RISK MANAGEMENT
Reasonably possible increase in short term interest rates	1.00%	1.00%	1.00%
Increases of interest expense due to increase in risk	₽ 201	₽ 44	₽ 704
Decrease in short term interest rate
FINANCIAL RISK MANAGEMENT
Reasonably possible decrease in short term interest rates	1.00%	1.00%	1.00%
Decreases of finance cost due to decrease in risk	₽ 201	₽ 44	₽ 704